Schedule of Investments (unaudited)	iShares® MSCI Japan Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Industrial REITs — 1.6%
Advance Logistics Investment Corp.	65	$65,603
CRE Logistics REIT Inc.	65	89,219
Industrial & Infrastructure Fund Investment Corp.	230	264,105
Japan Logistics Fund Inc.	101	236,544
LaSalle Logiport REIT	195	234,885
Mitsubishi Estate Logistics REIT Investment Corp.	52	162,084
Mitsui Fudosan Logistics Park Inc.	65	234,020
SOSiLA Logistics REIT Inc.	78	76,094
		1,362,554
Air Freight & Logistics — 0.6%
AZ-COM MARUWA Holdings Inc.	3,900	57,143
Hamakyorex Co. Ltd.	1,300	32,830
Konoike Transport Co. Ltd.	2,600	28,169
Mitsui-Soko Holdings Co. Ltd.	2,600	62,530
Sankyu Inc.	5,200	175,744
SBS Holdings Inc.	1,300	28,166
Senko Group Holdings Co. Ltd.	11,700	77,139
Trancom Co. Ltd.	1,300	61,559
		523,280
Automobile Components — 3.4%
Exedy Corp.	3,900	58,996
FCC Co. Ltd.	3,900	47,027
G-Tekt Corp.	2,600	24,722
JTEKT Corp.	23,400	194,353
KYB Corp.	1,300	41,022
Musashi Seimitsu Industry Co. Ltd.	5,200	62,801
NHK Spring Co. Ltd.	22,100	149,485
Nifco Inc./Japan	9,100	242,899
Nippon Seiki Co. Ltd.	5,200	32,009
Niterra Co. Ltd.	16,900	312,182
NOK Corp.	9,100	120,397
Pacific Industrial Co. Ltd.	3,900	32,447
Piolax Inc.	2,600	35,487
Seiren Co. Ltd.	5,200	82,247
Shoei Co. Ltd.	5,200	97,198
Stanley Electric Co. Ltd.	14,300	287,693
Sumitomo Riko Co. Ltd.	3,900	21,117
Sumitomo Rubber Industries Ltd.	19,500	171,917
Tokai Rika Co. Ltd.	5,200	70,483
Topre Corp.	3,900	39,227
Toyo Tire Corp.	13,000	157,698
Toyoda Gosei Co. Ltd.	7,800	128,075
Toyota Boshoku Corp.	7,800	126,936
TS Tech Co. Ltd.	10,400	129,463
Yokohama Rubber Co. Ltd. (The)	13,000	272,868
		2,938,749
Automobiles — 0.3%
Mitsubishi Motors Corp.	75,400	247,033
Nissan Shatai Co. Ltd.	6,500	38,598
		285,631
Banks — 4.3%
77 Bank Ltd. (The)	6,500	113,240
Aichi Financial Group Inc., NVS	5,200	79,057
Aozora Bank Ltd.(a)	13,000	236,733
Awa Bank Ltd. (The)	3,900	55,289
Bank of Kyoto Ltd. (The)	6,500	303,672
Chugin Financial Group Inc., NVS	15,600	95,479
Daishi Hokuetsu Financial Group Inc.	3,900	83,593
Security	Shares	Value

Banks (continued)
Fukuoka Financial Group Inc.	18,200	$337,328
Gunma Bank Ltd. (The)	37,700	134,665
Hachijuni Bank Ltd. (The)	40,300	169,311
Hirogin Holdings Inc.	27,300	148,370
Hokkoku Financial Holdings Inc.	2,600	86,115
Hokuhoku Financial Group Inc.	11,700	89,848
Hyakugo Bank Ltd. (The)	22,100	61,542
Iyogin Holdings Inc., NVS	29,900	159,838
Juroku Financial Group Inc.	3,900	85,012
Keiyo Bank Ltd. (The)	10,400	37,764
Kiyo Bank Ltd. (The)	6,500	68,749
Kyushu Financial Group Inc.	36,400	135,982
Mebuki Financial Group Inc.	109,200	256,528
Musashino Bank Ltd. (The)	2,600	40,596
Nanto Bank Ltd. (The)	2,600	44,059
Nishi-Nippon Financial Holdings Inc.	13,000	99,060
North Pacific Bank Ltd.	29,900	54,991
Ogaki Kyoritsu Bank Ltd. (The)	3,900	49,800
Okinawa Financial Group Inc.	2,600	39,501
San-in Godo Bank Ltd. (The)	15,600	85,050
Seven Bank Ltd.	65,000	127,246
Shiga Bank Ltd. (The)	3,900	75,771
Shinsei Bank Ltd.	5,200	104,568
Suruga Bank Ltd.	18,200	67,107
Toho Bank Ltd. (The)	20,800	33,224
Tokyo Kiraboshi Financial Group Inc.	2,600	55,482
TOMONY Holdings Inc.	15,600	40,071
Yamaguchi Financial Group Inc.	20,800	135,641
		3,790,282
Beverages — 0.7%
Coca-Cola Bottlers Japan Holdings Inc.	14,300	158,642
Ito En Ltd.	5,200	154,198
Sapporo Holdings Ltd.(a)	6,500	174,454
Takara Holdings Inc.	15,600	114,389
		601,683
Biotechnology — 0.4%
GNI Group Ltd.(b)	4,897	38,094
PeptiDream Inc.(b)	10,400	159,834
Pharma Foods International Co. Ltd.	2,600	33,277
SanBio Co. Ltd.(a)(b)	5,200	24,690
StemRIM Inc.(b)	2,600	19,147
Takara Bio Inc.	5,200	60,637
		335,679
Building Products — 0.9%
Bunka Shutter Co. Ltd.	5,200	40,774
Central Glass Co. Ltd.	2,600	56,116
Nichias Corp.	6,500	122,784
Nichiha Corp.	2,600	53,053
Nitto Boseki Co. Ltd.	2,600	44,037
Noritz Corp.	2,600	32,489
Sanwa Holdings Corp.	20,800	241,890
Sekisui Jushi Corp.	2,600	37,369
Takara Standard Co. Ltd.	3,900	47,789
Takasago Thermal Engineering Co. Ltd.	5,200	86,790
		763,091
Capital Markets — 0.5%
GMO Financial Holdings Inc.	3,900	17,837
JAFCO Group Co. Ltd.	5,200	63,776
M&A Capital Partners Co. Ltd.(b)	1,300	28,460

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Matsui Securities Co. Ltd.	13,000	$71,860
Monex Group Inc.	19,500	67,204
Okasan Securities Group Inc.	16,900	52,880
SPARX Group Co. Ltd.	2,600	25,876
Strike Co. Ltd.	1,300	32,148
Tokai Tokyo Financial Holdings Inc.	20,800	52,170
WealthNavi Inc.(a)(b)	3,800	33,806
		446,017
Chemicals — 6.6%
ADEKA Corp.	9,100	159,252
Aica Kogyo Co. Ltd.	5,200	109,975
Air Water Inc.	20,800	272,508
C Uyemura & Co. Ltd.	1,300	67,164
C.I. Takiron Corp.	5,200	19,383
Chugoku Marine Paints Ltd.	3,900	29,248
Daicel Corp.	28,600	242,402
Denka Co. Ltd.	7,800	143,077
DIC Corp.	9,100	161,991
Fujimi Inc.	1,300	83,443
Fujimori Kogyo Co. Ltd.	1,300	31,274
Fuso Chemical Co. Ltd.	2,600	72,078
JCU Corp.	2,600	64,482
Kaneka Corp.	5,200	139,110
Kansai Paint Co. Ltd.	18,200	272,926
Kanto Denka Kogyo Co. Ltd.	3,900	23,649
KeePer Technical Laboratory Co. Ltd.	1,300	50,028
KH Neochem Co. Ltd.	3,900	61,811
Konishi Co. Ltd.	2,600	38,431
Kumiai Chemical Industry Co. Ltd.	7,849	50,220
Kuraray Co. Ltd.	31,200	294,322
Kureha Corp.	1,700	97,557
Lintec Corp.	3,900	61,107
Mitsubishi Gas Chemical Co. Inc.	16,900	235,550
Nihon Parkerizing Co. Ltd.	9,100	66,564
Nippon Kayaku Co. Ltd.	14,300	119,594
Nippon Pillar Packing Co. Ltd.	2,600	75,900
Nippon Shokubai Co. Ltd.	2,600	95,824
Nippon Soda Co. Ltd.	2,600	85,636
NOF Corp.	7,800	331,603
Okamoto Industries Inc.	1,300	36,145
Osaka Organic Chemical Industry Ltd.	1,300	22,492
Osaka Soda Co. Ltd.	1,300	37,551
Sakata INX Corp.	3,900	31,808
Sanyo Chemical Industries Ltd.	1,300	37,440
Shikoku Chemicals Corp.	3,900	40,396
Shin-Etsu Polymer Co. Ltd.	5,200	51,171
Showa Denko KK	19,500	297,453
Sumitomo Bakelite Co. Ltd.	3,900	153,080
T Hasegawa Co. Ltd.	3,900	84,141
Taiyo Holdings Co. Ltd.	3,900	71,298
Takasago International Corp.	1,300	23,460
Teijin Ltd.	19,500	180,158
Tenma Corp.	1,300	22,118
Toagosei Co. Ltd.	10,400	89,391
Tokai Carbon Co. Ltd.	22,100	182,641
Tokuyama Corp.	6,500	100,281
Tokyo Ohka Kogyo Co. Ltd.	3,900	230,844
Toyo Gosei Co. Ltd.	400	25,070
Toyo Ink SC Holdings Co. Ltd.	3,900	59,811
Toyobo Co. Ltd.	9,100	64,745
Security	Shares	Value

Chemicals (continued)
UBE Corp.	10,400	$167,915
W-Scope Corp.(b)	5,200	38,478
Zeon Corp.	14,300	147,880
		5,751,876
Hotel & Resort REITs — 0.8%
Hoshino Resorts REIT Inc.	26	127,734
Invincible Investment Corp.	650	276,422
Japan Hotel REIT Investment Corp.	494	280,322
		684,478
Commercial Services & Supplies — 1.8%
Aeon Delight Co. Ltd.	2,600	54,983
Daiei Kankyo Co. Ltd.	3,900	56,348
Daiseki Co. Ltd.	3,912	100,448
Duskin Co. Ltd.	3,900	86,122
Japan Elevator Service Holdings Co. Ltd.	7,800	104,829
Kokuyo Co. Ltd.	9,100	123,445
Kosaido Holdings Co. Ltd.	1,300	23,308
Matsuda Sangyo Co. Ltd.	1,360	20,147
Midac Holdings Co. Ltd.	1,300	15,501
Mitsubishi Pencil Co. Ltd.	2,600	30,851
Nippon Kanzai Holdings Co. Ltd.	2,600	48,506
Nippon Parking Development Co. Ltd.	20,800	34,737
Okamura Corp.	6,500	80,032
Park24 Co. Ltd.(b)	14,300	213,182
Pilot Corp.	3,900	122,117
Prestige International Inc.	10,400	45,627
Raksul Inc.(b)	5,200	47,843
Sato Holdings Corp.	2,600	34,889
Sohgo Security Services Co. Ltd.	9,100	256,433
TRE Holdings Corp.	5,200	40,019
		1,539,367
Construction & Engineering — 3.5%
Chiyoda Corp.(a)(b)	16,900	42,093
Chudenko Corp.	2,600	40,516
COMSYS Holdings Corp.	13,000	252,174
EXEO Group Inc.	10,400	197,903
Hazama Ando Corp.	15,600	112,888
INFRONEER Holdings Inc.	19,540	172,985
JDC Corp.	5,200	21,340
JGC Holdings Corp.	24,700	300,077
Kandenko Co. Ltd.	13,000	93,897
Kinden Corp.	14,300	186,698
Kumagai Gumi Co. Ltd.	3,900	83,571
Kyudenko Corp.	5,200	137,498
MIRAIT ONE corp.	10,400	129,684
Nippon Densetsu Kogyo Co. Ltd.	3,900	51,371
Nippon Road Co. Ltd. (The)	400	23,907
Nishimatsu Construction Co. Ltd.	3,900	93,646
Okumura Corp.	2,600	71,365
Penta-Ocean Construction Co. Ltd.	29,900	150,723
Raito Kogyo Co. Ltd.	3,900	53,657
Raiznext Corp.	2,600	25,050
Sanki Engineering Co. Ltd.	3,900	40,511
SHO-BOND Holdings Co. Ltd.	3,900	156,893
Sumitomo Densetsu Co. Ltd.	1,300	25,707
Sumitomo Mitsui Construction Co. Ltd.	15,600	39,177
Taihei Dengyo Kaisha Ltd.	1,300	37,239
Taikisha Ltd.	2,600	67,293
Takamatsu Construction Group Co. Ltd.	1,300	21,487

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Toa Corp./Tokyo	1,300	$28,552
Toda Corp.	24,700	136,665
Toenec Corp.	1,300	32,193
Tokyu Construction Co. Ltd.	9,140	45,580
Totetsu Kogyo Co. Ltd.	2,600	47,244
Toyo Construction Co. Ltd.	5,200	36,694
Yokogawa Bridge Holdings Corp.	3,900	62,522
Yurtec Corp.	3,900	22,533
		3,041,333
Construction Materials — 0.4%
Maeda Kosen Co. Ltd.	2,600	55,849
Mitani Sekisan Co. Ltd.	1,300	44,741
Sumitomo Osaka Cement Co. Ltd.	2,600	64,544
Taiheiyo Cement Corp.	13,000	220,841
		385,975
Consumer Finance — 1.0%
AEON Financial Service Co. Ltd.	11,700	99,704
Aiful Corp.	35,100	82,754
Credit Saison Co. Ltd.	16,900	231,922
J Trust Co. Ltd.	7,800	22,695
Jaccs Co. Ltd.	2,600	84,071
Marui Group Co. Ltd.	19,500	326,606
Orient Corp.	5,500	41,664
		889,416
Containers & Packaging — 0.6%
FP Corp.	5,300	108,488
Fuji Seal International Inc.	3,900	41,289
Rengo Co. Ltd.	20,800	123,566
Toyo Seikan Group Holdings Ltd.	14,300	216,456
		489,799
Distributors — 0.2%
Arata Corp.	1,300	42,317
Doshisha Co. Ltd.	2,600	39,411
PALTAC Corp.	2,600	91,492
		173,220
Diversified Consumer Services — 0.2%
Benesse Holdings Inc.	7,800	98,518
LITALICO Inc.	2,600	44,214
Riso Kyoiku Co. Ltd.	11,700	25,247
		167,979
Financial Services — 0.9%
eGuarantee Inc.	3,900	54,823
Financial Products Group Co. Ltd.	6,500	50,978
Fuyo General Lease Co. Ltd.	1,800	126,982
Japan Securities Finance Co. Ltd.	9,100	73,035
Mizuho Leasing Co. Ltd.	2,600	77,873
Ricoh Leasing Co. Ltd.	1,300	35,497
Tokyo Century Corp.	3,900	137,007
Zenkoku Hosho Co. Ltd.	6,500	232,218
		788,413
Diversified Telecommunication Services — 0.5%
ARTERIA Networks Corp.	2,600	36,653
Internet Initiative Japan Inc.	11,700	230,285
JTOWER Inc.(b)	1,300	55,058
Usen-Next Holdings Co. Ltd.	2,600	60,536
Vision Inc./Tokyo Japan(a)(b)	3,900	48,299
		430,831
Security	Shares	Value

Electric Utilities — 1.3%
Chugoku Electric Power Co. Inc. (The)(b)	32,500	$199,286
Earth Infinity Co. Ltd., NVS	5,200	7,614
Hokkaido Electric Power Co. Inc.(b)	18,200	74,731
Hokuriku Electric Power Co.(b)	18,200	101,566
Kyushu Electric Power Co. Inc.(b)	45,500	285,399
Okinawa Electric Power Co. Inc. (The)(b)	5,292	44,311
Shikoku Electric Power Co. Inc.(b)	15,600	107,776
Tohoku Electric Power Co. Inc.(b)	50,700	304,027
		1,124,710
Electrical Equipment — 1.3%
Daihen Corp.	2,600	93,649
Fujikura Ltd.	26,000	208,351
Furukawa Electric Co. Ltd.	6,500	110,824
GS Yuasa Corp.	7,800	134,787
Idec Corp./Japan	2,600	57,097
Mabuchi Motor Co. Ltd.	5,200	140,826
Nippon Carbon Co. Ltd.	1,300	40,494
Nitto Kogyo Corp.	2,600	63,126
Sanyo Denki Co. Ltd.	1,300	68,296
Toyo Tanso Co. Ltd.	1,300	46,852
Ushio Inc.	10,400	141,124
		1,105,426
Electronic Equipment, Instruments & Components — 4.0%
Ai Holdings Corp.	3,900	63,545
Alps Alpine Co. Ltd.	20,800	183,308
Amano Corp.	5,200	107,921
Anritsu Corp.	15,600	134,238
Canon Electronics Inc.	2,600	34,651
Canon Marketing Japan Inc.	5,200	128,059
Citizen Watch Co. Ltd.	24,700	151,401
Daiwabo Holdings Co. Ltd.	9,100	168,404
Dexerials Corp.	6,500	142,480
Hakuto Co. Ltd.	1,300	45,383
Hioki E.E. Corp.	1,300	83,691
Horiba Ltd.	3,900	213,458
Hosiden Corp.	3,900	47,730
Iriso Electronics Co. Ltd.	2,600	79,162
Japan Aviation Electronics Industry Ltd.	5,200	93,808
Japan Display Inc.(a)(b)	65,000	17,655
Kaga Electronics Co. Ltd.	1,300	47,608
Koa Corp.	3,900	46,464
Macnica Holdings Inc.	5,200	189,173
Maruwa Co. Ltd./Aichi	1,300	180,239
Maxell Ltd.	3,900	40,244
Meiko Electronics Co. Ltd.	2,600	45,495
Nichicon Corp.	5,200	49,082
Nippon Ceramic Co. Ltd.	2,600	47,126
Nippon Electric Glass Co. Ltd.	9,100	165,368
Nippon Signal Company Ltd.	5,200	38,671
Nissha Co.Ltd.	3,900	44,019
Nohmi Bosai Ltd.	2,600	32,482
Oki Electric Industry Co. Ltd.	9,100	52,089
Optex Group Co. Ltd.	3,900	54,277
Restar Holdings Corp.	2,600	42,557
Riken Keiki Co. Ltd.	1,300	44,252
Ryosan Co. Ltd.	1,600	43,679
Ryoyo Electro Corp.	1,300	24,963
Siix Corp.	2,600	26,689
Taiyo Yuden Co. Ltd.	13,000	403,649
Topcon Corp.	10,400	144,391

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Yokowo Co. Ltd.	2,600	$32,009
		3,489,420
Energy Equipment & Services — 0.0%
Modec Inc.(b)	2,600	24,398

Entertainment — 1.0%
Anycolor Inc.(b)	1,300	58,317
Avex Inc.	3,900	41,806
Bushiroad Inc.	3,900	22,675
COLOPL Inc.	6,500	30,932
Daiichikosho Co. Ltd.	9,100	159,496
DeNA Co. Ltd.	7,800	101,524
Gree Inc.	6,500	31,324
GungHo Online Entertainment Inc.	5,200	100,554
Mixi Inc.	3,900	76,245
Shochiku Co. Ltd.	1,300	109,224
Toei Animation Co. Ltd.	700	64,997
Toei Co. Ltd.	500	63,531
		860,625
Diversified REITs — 2.1%
Activia Properties Inc.	78	220,066
Hankyu Hanshin REIT Inc.	65	65,968
Heiwa Real Estate REIT Inc.	104	113,136
Hulic Reit Inc.	143	162,760
Mori Trust Reit Inc.	278	143,388
NIPPON REIT Investment Corp.	52	121,558
NTT UD REIT Investment Corp.	156	144,466
Sekisui House Reit Inc.	468	266,877
Star Asia Investment Corp.	195	80,421
Takara Leben Real Estate Investment Corp.	78	51,363
Tokyu REIT Inc.	104	139,353
United Urban Investment Corp.	325	345,013
		1,854,369
Consumer Staples Distribution & Retail — 2.9%
Aeon Hokkaido Corp.	5,200	30,586
Ain Holdings Inc.	2,600	105,218
Arcs Co. Ltd.	3,900	65,714
Axial Retailing Inc.	1,300	31,532
Belc Co. Ltd.	1,300	54,894
Cawachi Ltd.	1,300	20,129
Cosmos Pharmaceutical Corp.	2,600	247,052
Create SD Holdings Co. Ltd.	2,600	62,567
Daikokutenbussan Co. Ltd.	500	17,714
Fuji Co. Ltd./Ehime	3,900	48,936
G-7 Holdings Inc.	2,600	23,362
Genky DrugStores Co. Ltd.	1,300	39,300
H2O Retailing Corp.	9,135	95,060
Halows Co. Ltd.	1,300	30,000
Heiwado Co. Ltd.	2,600	38,578
Inageya Co. Ltd.	2,600	27,957
Kato Sangyo Co. Ltd.	2,600	71,500
Kusuri no Aoki Holdings Co. Ltd.	1,700	84,301
Lawson Inc.	5,200	226,835
Life Corp.	2,600	52,836
Maxvalu Tokai Co. Ltd.	1,300	25,489
Mitsubishi Shokuhin Co. Ltd.	1,300	33,621
Oisix ra daichi Inc.(b)	2,600	41,876
Retail Partners Co. Ltd.	2,600	28,945
San-A Co. Ltd.	2,600	84,066
Shoei Foods Corp.	1,300	36,677
Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Sugi Holdings Co. Ltd.	3,900	$161,849
Sundrug Co. Ltd.	7,800	221,874
Tsuruha Holdings Inc.	3,900	269,361
United Super Markets Holdings Inc.	6,500	50,531
Valor Holdings Co. Ltd.	3,900	53,251
Yaoko Co. Ltd.	2,600	129,155
Yokorei Co. Ltd.	5,200	40,445
		2,551,211
Food Products — 4.0%
Ariake Japan Co. Ltd.	2,600	92,786
Calbee Inc.	9,100	177,502
DyDo Group Holdings Inc.	1,300	45,743
Ezaki Glico Co. Ltd.	5,200	137,355
Fuji Oil Holdings Inc.	3,900	54,654
Fujicco Co. Ltd.	2,600	34,814
Fujiya Co. Ltd.(a)	1,300	22,927
Hokuto Corp.	2,600	34,108
House Foods Group Inc.	6,500	152,591
Itoham Yonekyu Holdings Inc.	14,300	71,699
J-Oil Mills Inc.	2,600	28,904
Kagome Co. Ltd.	7,800	183,226
Kameda Seika Co. Ltd.	1,300	38,242
Kewpie Corp.	10,400	165,918
Kotobuki Spirits Co. Ltd.	2,600	195,549
Maruha Nichiro Corp.	3,900	68,348
Megmilk Snow Brand Co. Ltd.	5,200	69,432
Mitsui DM Sugar Holdings Co. Ltd.	1,300	23,691
Morinaga & Co. Ltd./Japan	3,900	124,084
Morinaga Milk Industry Co. Ltd.	3,900	138,813
NH Foods Ltd.	9,100	247,980
Nichirei Corp.	11,700	250,798
Nippn Corp., New	5,200	65,931
Nippon Suisan Kaisha Ltd.	31,200	140,039
Nisshin Oillio Group Ltd. (The)	2,600	61,474
Prima Meat Packers Ltd.	2,600	40,278
Riken Vitamin Co. Ltd.	2,600	36,835
S Foods Inc.	1,300	28,600
Sakata Seed Corp.	2,600	72,697
Showa Sangyo Co. Ltd.	2,600	48,117
Toyo Suisan Kaisha Ltd.	10,400	455,137
Yamazaki Baking Co. Ltd.	11,700	168,877
		3,477,149
Gas Utilities — 0.4%
Nippon Gas Co. Ltd.	11,700	162,132
Saibu Gas Holdings Co. Ltd.	2,600	36,531
Shizuoka Gas Co. Ltd.	3,900	32,211
Toho Gas Co. Ltd.	7,800	136,460
		367,334
Health Care Equipment & Supplies — 1.4%
CYBERDYNE Inc.(a)(b)	11,700	24,833
Eiken Chemical Co. Ltd.	3,900	41,301
Hogy Medical Co. Ltd.	2,600	59,498
Japan Lifeline Co. Ltd.	6,500	48,085
Jeol Ltd.	5,200	179,821
Mani Inc.	7,800	91,455
Menicon Co. Ltd.	6,500	116,975
Nagaileben Co. Ltd.	2,600	38,866
Nakanishi Inc.	7,800	164,401
Nihon Kohden Corp.	9,100	237,928

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Nipro Corp.	15,600	$110,861
Paramount Bed Holdings Co. Ltd.	3,900	64,660
PHC Holdings Corp.	2,600	27,324
		1,206,008
Health Care Providers & Services — 1.8%
Alfresa Holdings Corp.	20,800	311,478
Amvis Holdings Inc.	3,900	84,437
As One Corp.	2,600	98,997
BML Inc.	2,600	56,615
Elan Corp.	3,900	24,208
H.U. Group Holdings Inc.	6,500	122,813
Medipal Holdings Corp.	20,800	327,663
Ship Healthcare Holdings Inc.	9,100	154,651
Solasto Corp.	6,500	27,720
SUNWELS Co. Ltd.	1,300	30,045
Suzuken Co. Ltd.	6,500	163,046
Toho Holdings Co. Ltd.	5,200	94,956
Tokai Corp./Gifu	2,600	34,531
		1,531,160
Health Care Technology — 0.3%
EM Systems Co. Ltd.	3,900	23,018
JMDC Inc.	3,900	159,335
Medley Inc.(b)	2,600	90,425
		272,778
Hotels, Restaurants & Leisure — 3.7%
Airtrip Corp.	1,300	24,324
Arcland Service Holdings Co. Ltd.	1,300	27,406
Atom Corp.(a)(b)	13,000	77,140
Colowide Co. Ltd.	7,800	111,136
Create Restaurants Holdings Inc.	13,000	92,829
Curves Holdings Co. Ltd.	5,200	25,472
Demae-Can Co. Ltd.(a)(b)	5,200	16,111
Doutor Nichires Holdings Co. Ltd.	3,900	56,510
Food & Life Companies Ltd.	11,700	274,812
Fuji Kyuko Co. Ltd.	2,600	96,519
Fujio Food Group Inc.(a)(b)	1,300	13,942
Heiwa Corp.	6,516	108,723
Hiday Hidaka Corp.	2,684	43,949
HIS Co. Ltd.(b)	5,200	71,915
Ichibanya Co. Ltd.	1,300	49,509
Kappa Create Co. Ltd.(b)	2,600	27,665
KFC Holdings Japan Ltd.	1,300	26,217
Kisoji Co. Ltd.	2,600	43,121
KOMEDA Holdings Co. Ltd.	5,200	98,835
Koshidaka Holdings Co. Ltd.	5,200	42,296
Kura Sushi Inc.	2,600	57,417
Kyoritsu Maintenance Co. Ltd.	3,980	139,999
Matsuyafoods Holdings Co. Ltd.	1,300	37,662
Monogatari Corp. (The)	3,900	87,317
MOS Food Services Inc.	2,600	57,708
Ohsho Food Service Corp.	1,300	59,119
Open Door Inc.(a)(b)	1,300	11,021
Resorttrust Inc.	9,100	132,706
Ringer Hut Co. Ltd.(b)	2,600	44,683
Round One Corp.	22,100	102,092
Royal Holdings Co. Ltd.	3,900	75,177
Saizeriya Co. Ltd.	2,600	65,161
Skylark Holdings Co. Ltd.(a)(b)	24,700	326,427
Tokyotokeiba Co. Ltd.	1,300	37,047
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Toridoll Holdings Corp.	5,200	$110,345
Yoshinoya Holdings Co. Ltd.	7,800	144,312
Zensho Holdings Co. Ltd.	10,400	423,693
		3,240,317
Household Durables — 2.4%
Casio Computer Co. Ltd.	20,800	172,736
Chofu Seisakusho Co. Ltd.	1,300	21,907
ES-Con Japan Ltd.	3,900	21,774
Fujitsu General Ltd.	6,500	147,706
Haseko Corp.	27,300	316,070
Ki-Star Real Estate Co. Ltd.	1,300	42,585
Nagawa Co. Ltd.	1,300	56,331
Nikon Corp.	33,800	374,453
Pressance Corp.	2,600	33,986
Rinnai Corp.	11,700	248,138
Sangetsu Corp.	5,200	91,900
Sumitomo Forestry Co. Ltd.	16,900	380,550
Tama Home Co. Ltd.(a)	1,300	32,462
Tamron Co. Ltd.	1,300	31,861
Token Corp.	1,300	67,592
Zojirushi Corp.	3,900	46,597
		2,086,648
Household Products — 0.6%
Earth Corp.	1,300	46,210
Lion Corp.	26,000	250,902
Pigeon Corp.	13,000	184,637
		481,749
Independent Power and Renewable Electricity Producers — 0.4%
Electric Power Development Co. Ltd.	16,900	248,831
eRex Co. Ltd.	3,900	31,853
RENOVA Inc.(b)	3,900	45,022
West Holdings Corp.(a)	2,680	54,439
		380,145
Industrial Conglomerates — 0.6%
Katakura Industries Co. Ltd.	2,600	30,634
Keihan Holdings Co. Ltd.	11,700	296,284
Mie Kotsu Group Holdings Inc.	5,200	20,459
Nisshinbo Holdings Inc.	14,300	105,068
Noritsu Koki Co. Ltd.	2,600	40,624
TOKAI Holdings Corp.	10,400	64,862
		557,931
Insurance — 0.1%
Anicom Holdings Inc.	7,800	33,027
LIFENET INSURANCE Co.(b)	6,500	41,411
		74,438
Interactive Media & Services — 0.3%
Bengo4.com Inc.(a)(b)	1,300	31,382
Infocom Corp.	2,600	40,821
Kakaku.com Inc	14,300	207,642
		279,845
Retail REITs — 0.7%
AEON REIT Investment Corp.	191	220,022
Frontier Real Estate Investment Corp.	52	183,904
Fukuoka REIT Corp.	65	76,035
Kenedix Retail REIT Corp.	65	117,046
		597,007
IT Services — 2.2%
Argo Graphics Inc.	1,300	36,897

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
BIPROGY Inc.	9,100	$219,493
Change Holdings Inc.	5,200	75,098
Comture Corp.	2,600	38,346
Digital Garage Inc.	3,900	106,905
DTS Corp.	3,900	97,993
Future Corp.	5,200	63,728
GMO internet group Inc.	7,800	142,903
Information Services International-Dentsu Ltd.	2,600	93,787
Mitsubishi Research Institute Inc.	1,300	47,697
NEC Networks & System Integration Corp.	7,800	106,382
NET One Systems Co. Ltd.	9,100	206,935
NS Solutions Corp.	3,900	112,867
NSD Co. Ltd.	7,800	151,069
SB Technology Corp.	1,300	22,432
SHIFT Inc.(b)	1,300	227,323
Simplex Holdings Inc.	2,600	43,872
TechMatrix Corp.	3,900	51,267
Zuken Inc.	1,300	32,472
		1,877,466
Leisure Products — 1.1%
Fields Corp.	3,900	60,919
GLOBERIDE Inc.	1,300	19,768
Mizuno Corp.	2,600	65,802
Roland Corp.	1,300	37,467
Sankyo Co. Ltd.	3,900	157,108
Sega Sammy Holdings Inc.	16,900	328,122
Snow Peak Inc.(a)	2,600	34,928
Tomy Co. Ltd.	9,100	107,504
Universal Entertainment Corp.(b)	2,600	44,161
Yonex Co. Ltd.	6,500	61,665
		917,444
Life Sciences Tools & Services — 0.1%
CellSource Co. Ltd.(a)(b)	1,300	24,025
Shin Nippon Biomedical Laboratories Ltd.	2,600	43,455
		67,480
Machinery — 7.1%
Aichi Corp.	2,600	15,352
Aida Engineering Ltd.	5,200	32,510
Amada Co. Ltd.	37,700	359,592
CKD Corp.	5,200	78,889
Daiwa Industries Ltd.	2,600	25,088
DMG Mori Co. Ltd.	13,000	217,056
Ebara Corp.	10,400	464,066
Fuji Corp./Aichi.	7,800	126,991
Fujitec Co. Ltd.	6,500	166,329
Fukushima Galilei Co. Ltd.	1,300	48,664
Furukawa Co. Ltd.	2,600	26,349
Giken Ltd.	1,300	17,778
Glory Ltd.	5,200	98,481
Harmonic Drive Systems Inc.	6,500	225,630
Hino Motors Ltd.(b)	32,500	144,197
Hirata Corp.	1,300	64,978
Hitachi Zosen Corp.	18,200	105,753
IHI Corp.	15,600	359,673
Japan Steel Works Ltd. (The)	6,500	132,872
Kawasaki Heavy Industries Ltd.	16,900	353,043
Kitz Corp.	6,500	47,214
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,900	44,467
Makino Milling Machine Co. Ltd.	2,600	98,458
Security	Shares	Value

Machinery (continued)
Max Co. Ltd.	2,600	$41,628
Meidensha Corp.	3,900	51,834
METAWATER Co. Ltd.	2,600	31,844
Mitsubishi Logisnext Co. Ltd.	3,900	31,943
Mitsuboshi Belting Ltd.	2,600	73,288
Miura Co. Ltd.	10,400	275,742
Morita Holdings Corp.	3,900	40,328
Nabtesco Corp.	11,700	260,086
Nachi-Fujikoshi Corp.	1,300	35,250
Nikkiso Co. Ltd.	5,200	32,128
Nitta Corp.	2,600	55,971
Noritake Co. Ltd./Nagoya Japan	1,300	45,567
NSK Ltd.	42,900	259,326
NTN Corp.	44,200	87,517
Obara Group Inc.	1,300	37,351
Oiles Corp.	2,696	36,108
OKUMA Corp.	2,600	124,126
Organo Corp.	2,600	69,960
OSG Corp.	9,100	124,400
Shibaura Machine Co. Ltd.	2,600	80,832
Shibuya Corp.	1,300	23,124
Shima Seiki Manufacturing Ltd.	2,600	31,785
Shinmaywa Industries Ltd.	5,200	45,743
Star Micronics Co. Ltd.	3,900	50,487
Sumitomo Heavy Industries Ltd.	11,700	259,749
Tadano Ltd.	10,400	76,282
Takeuchi Manufacturing Co. Ltd.	3,900	104,593
Takuma Co. Ltd.	6,500	66,169
THK Co. Ltd.	13,000	273,656
Tocalo Co. Ltd.	6,500	62,795
Tsubakimoto Chain Co.	2,600	61,420
Tsugami Corp.	3,900	36,440
Union Tool Co.	1,300	29,382
YAMABIKO Corp.	3,900	39,610
		6,209,894
Marine Transportation — 0.1%
Iino Kaiun Kaisha Ltd.	7,800	44,774
NS United Kaiun Kaisha Ltd.	1,300	30,712
		75,486
Media — 0.7%
Direct Marketing MiX Inc.	2,600	18,799
Fuji Media Holdings Inc.	5,200	49,917
Kadokawa Corp.	10,416	232,347
Nippon Television Holdings Inc.	6,500	58,914
Septeni Holdings Co. Ltd.(a)	7,800	21,174
SKY Perfect JSAT Holdings Inc.	16,900	63,058
TBS Holdings Inc.	3,900	63,368
TV Asahi Holdings Corp.	2,600	28,199
ValueCommerce Co. Ltd.	1,300	13,050
Vector Inc.	2,600	24,405
Zenrin Co. Ltd.	3,900	24,177
		597,408
Metals & Mining — 2.2%
Asahi Holdings Inc.	7,800	105,272
Daido Steel Co. Ltd.	2,600	96,661
Daiki Aluminium Industry Co. Ltd.	2,600	23,734
Dowa Holdings Co. Ltd.	6,500	188,357
Kobe Steel Ltd.	40,300	318,554
Kyoei Steel Ltd.	2,600	34,294

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Maruichi Steel Tube Ltd.	6,500	$142,761
Mitsubishi Materials Corp.	14,300	237,912
Mitsui Mining & Smelting Co. Ltd.	6,500	142,315
Nippon Light Metal Holdings Co. Ltd.	6,500	62,318
Nittetsu Mining Co. Ltd.	1,300	34,031
OSAKA Titanium Technologies Co. Ltd.(a)	3,900	82,482
Pacific Metals Co. Ltd.(b)	1,300	14,821
Sanyo Special Steel Co. Ltd.	2,600	46,791
Toho Titanium Co. Ltd.(a)	3,900	53,105
Tokyo Steel Manufacturing Co. Ltd.	6,500	63,649
UACJ Corp.	3,914	71,616
Yamato Kogyo Co. Ltd.	3,900	152,637
Yodogawa Steel Works Ltd.	2,600	54,617
		1,925,927
Residential REITs — 1.4%
Advance Residence Investment Corp.	143	367,213
Comforia Residential REIT Inc.	76	184,556
Daiwa Securities Living Investments Corp.	208	177,754
Kenedix Residential Next Investment Corp.	117	179,465
Nippon Accommodations Fund Inc.	55	267,473
Samty Residential Investment Corp.	39	33,567
Starts Proceed Investment Corp.	26	44,091
		1,254,119
Broadline Retail — 1.9%
ASKUL Corp.	3,900	50,466
Belluna Co. Ltd.	5,200	25,450
Isetan Mitsukoshi Holdings Ltd.	37,700	382,004
Izumi Co. Ltd.	3,900	89,409
J Front Retailing Co. Ltd.	27,300	267,011
Kintetsu Department Store Co. Ltd.	1,300	22,869
Mercari Inc.(b)	13,000	265,204
Ryohin Keikaku Co. Ltd.	28,600	280,352
Seria Co. Ltd.	5,200	84,510
Takashimaya Co. Ltd.	15,600	209,545
		1,676,820
Oil, Gas & Consumable Fuels — 0.8%
Cosmo Energy Holdings Co. Ltd.	6,500	182,142
Itochu Enex Co. Ltd.	6,500	54,008
Iwatani Corp.	5,200	245,944
Japan Petroleum Exploration Co. Ltd.	3,900	114,957
Mitsuuroko Group Holdings Co. Ltd.	3,900	36,312
San-Ai Obbli Co. Ltd.	5,200	51,826
		685,189
Paper & Forest Products — 0.3%
Daiken Corp.	1,300	20,251
Daio Paper Corp.	9,100	67,542
Hokuetsu Corp.	13,000	81,827
Nippon Paper Industries Co. Ltd.(b)	10,400	85,540
Tokushu Tokai Paper Co. Ltd.	1,300	28,623
		283,783
Personal Care Products — 1.1%
Euglena Co. Ltd.(b)	10,400	66,466
Fancl Corp.	9,100	147,898
Mandom Corp.	3,900	40,925
Milbon Co. Ltd.	2,600	85,668
Noevir Holdings Co. Ltd.	1,300	48,526
Pola Orbis Holdings Inc.	10,400	140,724
Rohto Pharmaceutical Co. Ltd.	20,800	443,185
Security	Shares	Value

Personal Care Products (continued)
YA-MAN Ltd.	2,600	$21,327
		994,719
Pharmaceuticals — 1.8%
Hisamitsu Pharmaceutical Co. Inc.	5,200	134,004
JCR Pharmaceuticals Co. Ltd.	7,800	74,737
Kaken Pharmaceutical Co.Ltd.	3,900	97,995
Kissei Pharmaceutical Co. Ltd.	2,600	52,764
Kyorin Pharmaceutical Co. Ltd.	3,900	48,425
Mochida Pharmaceutical Co. Ltd.	2,600	61,386
Santen Pharmaceutical Co. Ltd.	37,700	343,023
Sawai Group Holdings Co. Ltd.	3,900	92,540
Sosei Group Corp.(b)	7,800	175,380
Sumitomo Pharma Co., Ltd.	19,500	89,070
Taisho Pharmaceutical Holdings Co. Ltd.	5,200	193,682
Torii Pharmaceutical Co. Ltd.	1,300	31,475
Towa Pharmaceutical Co. Ltd.	2,600	32,743
Tsumura & Co.	6,500	128,783
ZERIA Pharmaceutical Co. Ltd.	2,600	43,625
		1,599,632
Professional Services — 2.4%
Bell System24 Holdings Inc.	3,900	38,584
Benefit One Inc.	9,100	99,813
BeNext-Yumeshin Group Co.	6,516	86,487
Dip Corp.	3,900	94,101
en Japan Inc.	3,900	64,834
Fullcast Holdings Co. Ltd.	2,600	41,365
Funai Soken Holdings Inc.	3,900	72,322
Infomart Corp.	22,100	41,566
Insource Co. Ltd.	5,200	45,376
JAC Recruitment Co. Ltd.	1,300	20,632
Link And Motivation Inc.	5,200	15,446
Management Solutions Co. Ltd.	1,300	27,181
Meitec Corp.	7,800	129,567
Nihon M&A Center Holdings Inc.	33,800	237,018
Nomura Co. Ltd.	9,100	60,702
Outsourcing Inc.	13,000	114,640
Pasona Group Inc.	2,600	32,327
Relia Inc.	3,900	40,899
SMS Co. Ltd.	7,800	161,913
S-Pool Inc.	7,800	32,128
TechnoPro Holdings Inc.	11,700	253,499
TKC Corp.	2,600	69,651
Transcosmos Inc.	2,600	61,253
UT Group Co. Ltd.(b)	2,600	51,178
Visional Inc.(a)(b)	2,600	132,891
WDB Holdings Co. Ltd.	1,300	18,982
Weathernews Inc.	1,300	62,198
		2,106,553
Office REITs — 1.8%
Daiwa Office Investment Corp.	26	108,152
Global One Real Estate Investment Corp.	116	89,550
Ichigo Office REIT Investment Corp.	130	84,581
Japan Excellent Inc.	130	116,276
Japan Prime Realty Investment Corp.	91	234,326
Kenedix Office Investment Corp.	104	235,659
Mirai Corp.	195	65,870
Mori Hills REIT Investment Corp.	169	186,822
One REIT Inc.	26	44,991

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Office REITs (continued)
Orix JREIT Inc.	286	$382,926
		1,549,153
Real Estate Management & Development — 1.7%
Aeon Mall Co. Ltd.	11,700	147,494
Goldcrest Co. Ltd.	1,300	15,904
Heiwa Real Estate Co. Ltd.	2,600	68,074
Ichigo Inc.	28,600	50,164
Katitas Co. Ltd.	5,200	93,285
Keihanshin Building Co. Ltd.	3,900	33,215
Leopalace21 Corp.(b)	20,800	45,715
Relo Group Inc.	11,700	164,256
SAMTY Co. Ltd.	2,600	39,706
SRE Holdings Corp.(b)	1,300	32,840
Starts Corp. Inc.	3,900	75,733
Sun Frontier Fudousan Co. Ltd.	2,600	24,554
TKP Corp.(b)	1,300	23,629
TOC Co. Ltd.	3,900	16,668
Tokyo Tatemono Co. Ltd.	20,800	256,208
Tokyu Fudosan Holdings Corp.	67,600	360,206
Tosei Corp.	2,600	31,050
		1,478,701
Ground Transportation — 2.4%
Fukuyama Transporting Co. Ltd.	2,600	59,730
Keikyu Corp.	24,700	232,277
Kyushu Railway Co.	14,300	305,862
Maruzen Showa Unyu Co. Ltd.	1,300	33,514
Nagoya Railroad Co. Ltd.	20,800	336,530
Nankai Electric Railway Co. Ltd.	11,700	264,595
Nikkon Holdings Co. Ltd.	6,500	122,116
Nishi-Nippon Railroad Co. Ltd.	6,500	110,523
Sakai Moving Service Co. Ltd.	1,300	42,095
Seibu Holdings Inc.	24,700	257,775
Seino Holdings Co. Ltd.	14,300	162,072
Sotetsu Holdings Inc.	9,100	166,542
		2,093,631
Semiconductors & Semiconductor Equipment — 2.7%
Ferrotec Holdings Corp.	5,200	121,893
Japan Material Co. Ltd.	6,500	101,557
Megachips Corp.	1,300	32,101
Micronics Japan Co. Ltd.	2,600	32,845
Mimasu Semiconductor Industry Co. Ltd.	1,300	27,808
Mitsui High-Tec Inc.(a)	2,600	172,575
Optorun Co. Ltd.	3,900	64,286
Rorze Corp.	1,300	102,498
RS Technologies Co. Ltd.	1,300	29,194
Sanken Electric Co. Ltd.	2,600	206,690
SCREEN Holdings Co. Ltd.	4,508	470,137
Shinko Electric Industries Co. Ltd.	7,800	277,015
Socionext Inc.(a)	2,600	311,075
Tokyo Seimitsu Co. Ltd.	3,900	169,139
Tri Chemical Laboratories Inc.	2,600	45,939
Ulvac Inc.	5,200	210,762
		2,375,514
Software — 1.6%
Alpha Systems Inc.	1,300	31,972
Appier Group Inc.(b)	6,500	64,347
Cybozu Inc.	2,600	45,168
Digital Arts Inc.	1,300	52,648
Freee KK(a)(b)	3,900	90,725
Security	Shares	Value

Software (continued)
Fuji Soft Inc.	2,600	$163,671
Fukui Computer Holdings Inc.	1,300	25,163
Justsystems Corp.	3,900	117,726
Money Forward Inc.(b)	5,200	217,151
OBIC Business Consultants Co. Ltd.	3,900	141,507
PKSHA Technology Inc.(b)	1,300	25,216
Plus Alpha Consulting Co. Ltd.	1,300	29,142
Rakus Co. Ltd.	10,400	166,764
Sansan Inc.(a)(b)	7,800	95,397
Systena Corp.	29,900	64,817
WingArc1st Inc.	2,600	44,213
		1,375,627
Specialty Retail — 2.6%
ABC-Mart Inc.	3,900	211,844
Adastria Co. Ltd.	2,600	51,697
Alpen Co. Ltd.	1,300	18,234
AOKI Holdings Inc.	3,900	23,079
ARCLANDS Corp.	2,600	29,345
Autobacs Seven Co. Ltd.	7,800	82,843
Bic Camera Inc.	10,400	77,943
DCM Holdings Co. Ltd.	11,700	105,119
EDION Corp.	7,800	77,768
Geo Holdings Corp.	2,600	29,603
IDOM Inc.	6,500	38,353
JINS Holdings Inc.	1,300	28,330
Joshin Denki Co. Ltd.	1,300	17,604
Joyful Honda Co. Ltd.	5,200	63,914
Keiyo Co. Ltd.	3,900	22,003
Kohnan Shoji Co. Ltd.	2,600	65,067
Komeri Co. Ltd.	3,900	82,260
K’s Holdings Corp.	15,600	134,416
Nafco Co. Ltd.	1,300	16,061
Nextage Co. Ltd.	5,200	91,135
Nishimatsuya Chain Co. Ltd.	3,900	46,500
Nojima Corp.	6,500	63,033
PAL GROUP Holdings Co. Ltd.	2,600	62,128
Sanrio Co. Ltd.	5,200	207,914
Shimamura Co. Ltd.	2,600	235,044
T-Gaia Corp.	1,300	15,396
United Arrows Ltd.	2,600	43,978
VT Holdings Co. Ltd.	7,800	28,124
Workman Co. Ltd.	2,600	100,237
Yamada Holdings Co. Ltd.	65,000	192,602
Yellow Hat Ltd.	3,900	51,151
		2,312,725
Technology Hardware, Storage & Peripherals — 0.6%
Eizo Corp.	1,300	44,393
Elecom Co. Ltd.	5,200	54,379
Konica Minolta Inc.	50,700	168,347
MCJ Co. Ltd.	7,800	52,785
Melco Holdings Inc.	1,300	28,577
Riso Kagaku Corp.	2,600	41,249
Toshiba TEC Corp.	2,600	75,980
Wacom Co. Ltd.(a)	15,600	78,515
		544,225
Textiles, Apparel & Luxury Goods — 1.2%
Asics Corp.	18,200	486,176
Descente Ltd.	3,900	107,250
Goldwin Inc.	2,600	218,355

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Gunze Ltd.	1,300	$40,568
Japan Wool Textile Co. Ltd. (The)	5,200	36,318
Seiko Group Corp.	2,600	48,990
Wacoal Holdings Corp.	5,200	106,962
		1,044,619
Trading Companies & Distributors — 1.7%
Hanwa Co. Ltd.	3,900	115,247
Inaba Denki Sangyo Co. Ltd.	5,200	111,870
Inabata & Co. Ltd.	3,900	80,520
Japan Pulp & Paper Co. Ltd.	1,300	44,255
Kanamoto Co. Ltd.	2,600	40,535
Kanematsu Corp.	9,100	118,289
MARUKA FURUSATO Corp.	2,600	43,610
Nagase & Co. Ltd.	10,400	169,162
Nichiden Corp.	1,300	20,293
Nishio Holdings Co. Ltd.	2,600	59,397
Sojitz Corp.	26,000	519,852
Trusco Nakayama Corp.	5,200	78,293
Wakita & Co. Ltd.	3,900	36,395
Yamazen Corp.	5,200	37,919
Yuasa Trading Co. Ltd.	1,300	39,056
		1,514,693
Transportation Infrastructure — 0.9%
Japan Airport Terminal Co. Ltd.	6,500	303,144
Kamigumi Co. Ltd.	10,400	231,347
Mitsubishi Logistics Corp.	6,500	158,319
Sumitomo Warehouse Co. Ltd. (The)	5,200	81,765
		774,575
Security	Shares	Value

Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	2,600	$54,128

Total Long-Term Investments — 99.0%
(Cost: $102,849,807)		86,341,832

Short-Term Securities

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(c)(d)(e)	1,607,206	1,607,528
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(c)(d)	30,000	30,000

Total Short-Term Securities — 1.9%
(Cost: $1,637,843)		1,637,528

Total Investments — 100.9%
(Cost: $104,487,650)		87,979,360

Liabilities in Excess of Other Assets — (0.9)%		(758,795)

Net Assets — 100.0%		$87,220,565

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,607,864	(a)	$—	$(20)	$(316)	$1,607,528	1,607,206	$9,901	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	10,000	20,000	(a)	—	—	—	30,000	30,000	622		—
					$(20)	$(316)	$1,637,528		$10,523		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	52	06/08/23	$791	$21,717

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Small-Cap ETF
May 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$194,779	$86,147,053	$—	$86,341,832
Short-Term Securities
Money Market Funds	1,637,528	—	—	1,637,528
	$1,832,307	$86,147,053	$—	$87,979,360
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$21,717	$—	$21,717

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust